Personnel expenses (Details 3) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collective Identified [Member]
IfrsStatementLineItems [Line Items]
Participant	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas
Liquidity Type	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)
Collective Identified [Member] | Perod 1 [Member]
IfrsStatementLineItems [Line Items]
Remuneration	156,962	8,228	63,658
Unidentified Collective [Member]
IfrsStatementLineItems [Line Items]
Participant	Management-level employees and employees who are benefited by the Deferral Plan
Liquidity Type	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)
Unidentified Collective [Member] | Perod 1 [Member]
IfrsStatementLineItems [Line Items]
Remuneration	223,562	76,275	111,995